Shareholder Report, Average Annual Return (Details) 74300184500_Putnam VT Emerging Markets Equity Fund_Class IB_TSR Annual {Class IB}		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IB
Average Annual Return, Percent		34.16%	3.75%	7.01%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent		32.39%	7.91%	8.41%
Putnam VT Emerging Markets Equity Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam VT Emerging Markets Equity Linked Benchmark
Average Annual Return, Percent	[1]	33.57%	4.20%	8.01%
MSCI Emerging Markets Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index-NR
Average Annual Return, Percent		33.57%	4.20%	8.42%

[1]
†	The Putnam VT Emerging Markets Equity Linked Benchmark represents the performance of the MSCI EAFE Growth Index-NR through April 29, 2020, and the performance of the MSCI Emerging Markets Index-NR thereafter.